Subsequent Events (Details Narrative) (10K)		12 Months Ended
	Oct. 04, 2018 USD ($) ft²	Sep. 30, 2018 USD ($) ft²	Sep. 30, 2017 USD ($)	Dec. 31, 2018 ft²
Area of lease | ft²		3,906		3,906
Lease, monthly rent		$ 99,209	$ 91,246
Subsequent Event [Member]
Lease term	3 years
Subsequent Event [Member] | First Year [Member]
Lease, monthly rent	$ 6,432
Subsequent Event [Member] | Second Year [Member]
Lease, monthly rent	6,753
Subsequent Event [Member] | Third Year [Member]
Lease, monthly rent	$ 7,075
Subsequent Event [Member] | Scottsdale, Arizona [Member]
Area of lease | ft²	3,859